Related Party Transactions (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Total related-party amounts payable	$ 1,417,054	$ 2,341,424	$ 1,822,567
Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	1,199,089	2,341,424
Asset Management Fees [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		966,396	426,938
Asset Management Fees [Member] | Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	404,147	966,396
Acquisitions Fees [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		801,169	322,440
Acquisitions Fees [Member] | Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	739,978	801,169
Financing Fees [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		35,670	5,891
Financing Fees [Member] | Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	35,670	35,670
Reimbursable Operating Expenses [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		295,146	431,850
Reimbursable Operating Expenses [Member] | Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	3,178	295,146
Reimbursable Offering Costs [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		193,112	197,300
Reimbursable Offering Costs [Member] | Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	16,116	193,112
Reimbursable Organizational Costs [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		49,931	49,931
Reimbursable Organizational Costs [Member] | Formar Advisor [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	0	49,931
Management Fee [Member] | Manager [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	217,965	0
Others [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable		$ 17,748	$ 388,217